INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
Summary of Basis of Consolidation

The Company's subsidiaries are listed below:

	12/31/2024	12/31/2023
Directly owned subsidiaries excluding treasury shares
Cosan Corporate
Cosan Corretora de Seguros Ltda	100.00%	100.00%
Cosan Nove Participações S.A.	73.09%	73.09%
Cosan Luxembourg S.A.(i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda.	98.13%	97.50%
Barrapar Participaçoes Ltda.	100.00%	100.00%
Aldwych Temple	100.00%	100.00%
Cosan Oito S.A.	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Dez Participações S.A.	76.80%	76.80%
Radar
Radar Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Radar II Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Nova Agrícola Ponte Alta S.A.(ii)	50.00%	50.00%
Nova Amaralina S.A. Propriedades Agrícolas (ii)	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. (ii)	50.00%	50.00%
Terras da Ponta Alta S.A. (ii)	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Manacá Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Paineira Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Tellus Brasil Participações S.A. (iii)	20.00%	20.00%
Janus Brasil Participações S.A. (iii)	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. (iii)	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. (iii)	20.00%	20.00%
Moove
Moove Lubricants Holdings	70.00%	70.00%
Rumo
Rumo S.A. (iv)	30.40%	30.42%

(i)	Despite presenting an unsecured liability amount of R$39,310 on December 31, 2024, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintain its operational continuity. Subsidiaries have financial support from the Company.
(ii)	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
(iii)	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.
(iv)	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.

Summary of Information in Associates of Company and Company's Ownership

The following are investments in associates as of December 31, 2024, which are relevant to the Company:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest
Rumo
Rhall Terminais Ltda	28,580	8,574	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,250	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	500,000	50,000	10.00%
CLI Sul S.A.	543,750,625	108,750,125	20.00%
Terminal Multimodal de Grãos e Fertilizantes S.A.	60,005,000	30,002,500	50.00%
Compass
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%
Corporate
Vale S.A(i)	4,539,007,580	177,342,515	4.15%

(i)	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.

	Balance as of January 1, 2024	Interest in earnings of associates	Impairment in associate	Dividends	Reclassification to assets held for sale	Write-off related to sale of shareholding	Business combination (ii)	Capital increase	Other	Balance as of December 31, 2024	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	6,170	2,335	—	(1,208)	—	—	—		—	7,297	—
Termag - Terminal Marítimo de Guarujá S.A.	6,018	(1,721)	—	—	—	—	—		—	4,297	—
TGG - Terminal de Granéis do Guarujá S.A.	15,960	7,463	—	(7,000)	—	—	—		—	16,423	—
CLI Sul S.A.	217,738	17,953		(12,900)			—		—	222,791	—
Terminal XXXIX S.A.	66,415	14,247	—	(19,870)	(60,792)	—	—		—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A	—	78		(20)	—	—	—	30,000	—	30,058	17
Compass
Companhia Paranaense de Gás - Compagás	403,532	27,656	—	(18,209)	—	—	(413,271)		292	—	—
Companhia de Gás de Santa Catarina - Scgás	640,332	46,179	—	(32,824)	—	—	—		—	653,687	5,495
CEG Rio S.A.	288,386	66,796	—	(18,390)	—	—	—		—	336,792	16,426
Companhia de Gás de Mato Grosso do Sul - Msgás	297,874	13,856	—	(24,254)	—	—	—		—	287,476	—
Norgás S.A.	—	—		—	—	—	—		—	—	7,425
Cosan Corporate
Vale S.A.	15,662,485	1,524,327	(4,672,396)	(1,041,100)	—	(2,462,833)	—		101,653	9,112,136	78,509
Other	6,459	(138)	—	—	—	—	—		1,288	7,609	—
	17,611,369	1,719,031	(4,672,396)	(1,175,775)	(60,792)	(2,462,833)	(413,271)	30,000	103,233	10,678,566	107,872

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
(ii)	As disclosed in note 9.2, the subsidiary Compass acquired a 51% stake and control of Compagas and is no longer considered an associate.

	Balance as of January 1, 2023	Interest in earnings of associates	Discontinued operation	Dividends	Capital reduction	Reclassification to held for sale	Reclassification of financial assets	Other	Balance as of December 31, 2023	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	5,654	1,716	—	(1,200)	—	—	—	—	6,170	—
Termag - Terminal Marítimo de Guarujá S.A.	8,464	(2,446)	—	—	—	—	—	—	6,018	—
TGG - Terminal de Granéis do Guarujá S.A.	17,468	8,826	—	(10,334)	—	—	—	—	15,960	—
Elevações Portuárias S.A.	296,746	38,992	—	(18,960)	(99,040)	—	—	—	217,738	—
Terminal XXXIX S.A.	53,136	28,247	—	(14,968)	—	—	—	—	66,415	—
Compass
Companhia Paranaense de Gás - Compagás	424,837	36,300	—	(57,956)	—	—	—	351	403,532	5,636
Companhia Pernambucana de Gás - Copergás	415,301	—	5,921	(19,238)	—	(401,984)	—	—	—	—
Companhia de Gás de Santa Catarina - Scgás	627,829	37,028	—	(24,525)	—	—	—	—	640,332	6,957
Sergipe Gás S.A. - SERGÁS	69,430	—	3,230	(5,466)	—	(67,194)	—	—	—	—
Companhia de Gás do Ceará - Cegás	184,537	—	11,573	(13,676)	—	(183,880)	—	1,446	—	—
CEG Rio S.A.	274,480	84,822	—	(70,916)	—	—	—	—	288,386	20,708
Companhia de Gás de Mato Grosso do Sul - Msgás	291,543	20,828	—	(14,497)	—	—	—	—	297,874	2,496
Companhia Potiguar de Gás - Potigas	168,887	—	14,371	(13,118)	—	(170,140)	—	—	—	—
Gás de Alagoas S.A. - Algás	68,448	—	10,324	(8,492)	—	(69,656)	—	(624)	—	—
Cosan Corporate
Vale S.A	—	96,075	—	—	—	—	16,274,081	(707,671)	15,662,485	—
Other	7,183	11	—	—	—	—	—	(735)	6,459	39
	2,913,943	350,399	45,419	(273,346)	(99,040)	(892,854)	16,274,081	(707,233)	17,611,369	35,836

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

Summary of Financial Information of Associates

Financial information of associates:

	Balance as of December 31, 2024				Balance as of December 31, 2023
	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year
Rumo
Rhall Terminais Ltda.	26,500	(10,150)	16,350	7,987	33,060	(12,491)	20,569	5,983
Elevações Portuárias S.A.	2,183,550	(1,390,465)	793,085	66,042	1,251,643	(444,748)	806,895	194,954
Termag - Terminal Marítimo de Guarujá S.A.	280,950	(259,472)	21,478	(13,329)	298,815	(268,730)	30,085	4,721
TGG - Terminal de Granéis do Guarujá S.A.	233,962	(69,789)	164,173	68,477	242,779	(73,216)	169,563	88,867
Terminal XXXIX S.A.	—	—	—	—	481,569	(326,731)	154,838	53,986
Terminal Multimodal de Grãos e Fertilizantes S.A.	61,002	(1,032)	59,970	146	—	—	—	—

Compass
Companhia Paranaense de Gás - Compagás	—	—	—	—	1,208,959	(685,288)	523,671	96,866
Companhia de Gás de Santa Catarina - Scgás	1,127,032	(328,564)	798,468	162,847	1,118,237	(399,252)	718,985	153,217
CEG Rio S.A.	1,695,573	(953,322)	742,251	184,905	1,944,385	(1,326,484)	617,901	233,099
Companhia de Gás de Mato Grosso do Sul - Msgás	378,691	(197,859)	180,832	37,640	390,976	(193,298)	197,678	56,649

Cosan Corporate
Vale S.A.	455,316,000	(248,544,000)	206,772,000	31,592,000	423,626,000	(232,661,000)	190,965,000	39,940,000

Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition

The fair value of the assets and liabilities acquired is shown below. The value of non-controlling interests is measured by their proportional share in the fair value of the assets and liabilities acquired.

Transferred consideration
Cash transfer - on the date of signing the contract	47,270
Cash transfer - on the closing date	337,124
Remaining installments	577,731
Transferred consideration	962,125

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	53,801
Accounts receivable from customers	106,431
Income tax and social contribution to be recovered	25,869
Other taxes to be recovered	53,317
Other assets	81,269
Contract assets	56,627
Intangible	2,905,516
Loans, borrowings and debentures	(285,033)
Trade payables	(77,273)
Current income tax and social contribution payable	(21,258)
Other taxes payable	(32,066)
Other accounts payable	(138,952)
Provision for lawsuits	(98,126)
Deferred income tax and social contribution liabilities	(743,602)
Participation of non-controlling shareholders	(924,395)
Net assets acquired	962,125
Cash received	(53,801)
Consideration transferred, net of cash	908,324

Summary of Non-controlling Interests in Subsidiaries

Below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before intercompany eliminations.

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non-controlling interest
Radar
Tellus Brasil Participações S.A.	119,063,044	95,250,435	80.00%
Janus Brasil Participações S.A.	286,370,051	229,096,041	80.00%
Duguetiapar Empreendimentos e Participações S.A.	3,573,842	2,859,074	80.00%
Gamiovapar Empreendimentos e Participações S.A.	12,912,970	10,330,376	80.00%
Radar Propriedades Agrícolas S.A.	737,500	368,750	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	50.00%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	50.00%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	50.00%
Nova Amaralina S.A.	30,603,159	15,301,580	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	50.00%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,938	41,925,469	50.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Rumo
Rumo S.A.	1,854,868,949	1,287,383,261	69.60%
Moove
Moove Lubricants Holdings	34,963,764	10,489,129	30.00%
Cosan Corporate
Cosan Nove Participações S.A.	7,663,761,736	2,062,583,640	26.91%
Cosan Limited Partners Brasil Consultoria Ltda.	160,000	3,000	1.88%
Cosan Dez Participações S.A.	3,473,458,688	805,963,829	23.20%

The following table summarizes information relating to each of the Company's subsidiaries that has material non-controlling interests, prior to any intra-group elimination.

	Balance as of January 1, 2024	Profit attributable to non-controlling interests	Capital increase (reduction)	Sale of assets held for sales	Other comprehensive income	Dividends	Business combination	Other	Balance as of December 31, 2024
Compass
Comgás	32,145	14,726	—	—	—	(20,680)	—	446	26,637
Commit Gás S.A.	1,562,500	138,356	—	—	—	(456,045)	112,401	235	1,357,447
Norgás S.A.	372,030	—	—	(372,030)	—	—	—	—	—
Companhia Paranaense de Gás - COMPAGAS	—	1,569	—	—	—	(3,446)	462,197	188	460,508
Biometano Verde Paulínia S.A	237,981	1,228	—	—	—	(970)	—	—	238,239
Compass Gás e Energia	790,672	235,988	(179,999)	—	(19,254)	(269,808)	—	344	557,943
Rumo
Rumo S.A.	11,104,589	(657,631)	—		904	(6,676)	—	16,266	10,457,452
Moove
Moove Lubricants Holdings	695,848	118,209	—	—	26,028	(270,000)	—	(3,094)	566,991
Cosan Corporate
Cosan Limited Partners Brasil	7	(2)	—	—	—	—	—	—	5
Cosan Nove Participações S.A.	2,567,019	(365,149)	34,202		25,796	(105,000)	—	7,577	2,164,445
Cosan Dez Participações S.A.	1,512,041	501,890	(396,395)	—	(34,229)	(603,022)	—	(152)	980,133
Radar
Janus Brasil Participações S.A.	4,743,201	513,119	—	—	—	(205,270)	—	—	5,051,050
Tellus Brasil Participações S.A.	3,156,328	359,813	(74,741)	—	—	(316,542)	—	—	3,124,858
Gamiovapar Empreendimentos e Participações S.A.	472,244	128,911	—	—	—	(9,549)	—	—	591,606
Duguetiapar Empreendimentos e Participações S.A.	66,715	7,911	(17,143)	—	—	(59,821)	—	—	(2,338)
Radar II Propriedades Agrícolas S.A.	1,089,154	113,818	(584)	—	—	(25,518)	—	—	1,176,870
Radar Propriedades Agrícolas S.A.	204,444	67,872	—	—	—	(16,968)	—	—	255,348
Nova Agrícola Ponte Alta S.A.	417,013	21,574	—	—	—	(7,988)	—	—	430,599
Nova Amaralina S.A. Propriedades Agrícolas	29,893	12,140	—	—	—	(3,035)	—	—	38,998
Nova Santa Bárbara Agrícola S.A.	197,833	8,239	—	—	—	(245)	—	—	205,827
Terras da Ponte Alta S.A.	84,251	(4,238)	—	—	—	10,237	—	—	90,250
Paineira Propriedades Agrícolas S.A.	199,303	24,339	—	—	—	(3,235)	—	—	220,407
Manacá Propriedades Agrícolas S.A.	199,584	23,397	—	—	—	(6,503)	—	—	216,478
Castanheira Propriedades Agrícolas S.A.	291,078	(4,050)	—	—	—	(2,183)	—	—	284,845
	30,025,873	1,262,029	(634,660)	(372,030)	(755)	(2,382,267)	574,598	21,810	28,494,598
	Balance as of January 1, 2023	Profit attributable to non-controlling interests	Capital (reduction) increase	Gain (loss) with capital increase	Other comprehensive income	Dividends	Business combination	Reclassification	Other	Balance as of December 31, 2023
Compass
Comgás	27,151	11,419	—	—	444	(6,869)	—	—	—	32,145
Commit Gás S.A.	2,058,651	185,312	—	—	—	(309,324)	—	(372,030)	(109)	1,562,500
Norgás S.A.	—	—	—	—	—	—	—	372,030	—	372,030
Biometano Verde Paulínia S.A	—	521	—	—	—	—	237,460	—	—	237,981
Compass Gás e Energia	782,583	192,358	—	—	132	(183,126)	—	—	(1,275)	790,672
Rumo
Rumo S.A.	10,797,146	503,029	(12,250)	(9,280)	704	(122,165)	—	—	(52,595)	11,104,589
Moove
Cosan Lubes Investments Limited	702,001	82,979	—	—	(78,742)	(15,346)	—	—	4,956	695,848
Cosan Corporate
Cosan Limited Partners Brasil	9	(2)	—	—	—	—	—	—	—	7
Cosan Nove Participações S.A.	2,634,310	338,315	—	32,732	(14,728)	(436,566)	—	—	12,956	2,567,019
Cosan Dez Participações S.A.	1,302,661	573,987	1	—	454	(372,772)	—	—	7,710	1,512,041
Sinlog Tecnologia em Logística S.A.	14,911	(1,969)	21,959	(12,622)	—	—	—	—	(22,279)	—
Radar
Janus Brasil Participações S.A.	3,773,279	924,908	—	—	—	(74,830)	—	—	119,844	4,743,201
Tellus Brasil Participações S.A.	2,584,058	562,713	(18,400)	—	—	(40,531)	—	—	68,488	3,156,328
Gamiovapar Empreendimentos e Participações S.A.	505,681	19,233	(5,004)	—	—	(47,377)	—	—	(289)	472,244
Duguetiapar Empreendimentos e Participações S.A.	70,857	26,185	—	—	—	(30,319)	—	—	(8)	66,715
Radar II Propriedades Agrícolas S.A.	878,879	174,346	(1,902)	—	—	37,831	—	—	—	1,089,154
Radar Propriedades Agrícolas S.A.	212,065	4,331	(7,275)	—	—	(4,677)	—	—	—	204,444
Nova Agrícola Ponte Alta S.A.	365,807	35,196	—	—	—	16,010	—	—	—	417,013
Nova Amaralina S.A. Propriedades Agrícolas	2,041	12,971	—	—	—	14,881	—	—	—	29,893
Nova Santa Bárbara Agrícola S.A.	201,389	(3,141)	—	—	—	(415)	—	—	—	197,833
Terras da Ponte Alta S.A.	73,421	14,440	—	—	—	(3,610)	—	—	—	84,251
Paineira Propriedades Agrícolas S.A.	157,784	40,115	—	—	—	1,404	—	—	—	199,303
Manacá Propriedades Agrícolas S.A.	160,553	40,163	(1,151)	—	—	19	—	—	—	199,584
Castanheira Propriedades Agrícolas S.A.	210,995	52,944	—	—	—	27,139	—	—	—	291,078
	27,516,232	3,790,353	(24,022)	10,830	(91,736)	(1,550,643)	237,460	—	137,399	30,025,873

Summary of Financial Statements

Summary statement of financial position:

	Cosan Dez		Cosan Nove		Moove		Rumo		Radar
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Current
Assets	1,590,825	1,020,790	46,918	4,903	31,765	91,412	3,451,323	3,846,647	559,288	819,887
Liabilities	(1,336,052)	(127,876)	(40,018)	(392)	—	(3,603)	(1,267,586)	(1,135,917)	(137,056)	(184,004)
Current net assets	254,773	892,914	6,900	4,511	31,765	87,809	2,183,737	2,710,730	422,232	635,883

Non-current
Assets	4,091,608	5,798,291	9,310,850	10,373,285	1,858,568	2,218,429	23,288,895	22,572,211	17,179,276	16,152,441
Liabilities	—	—	—	—	—	—	(10,741,388)	(9,611,588)	(602,315)	(613,705)
Non-current net assets	4,091,608	5,798,291	9,310,850	10,373,285	1,858,568	2,218,429	12,547,507	12,960,623	16,576,961	15,538,736

Shareholders’ equity	4,346,381	6,691,205	9,317,750	10,377,796	1,890,333	2,306,238	14,731,244	15,671,353	16,999,193	16,174,619

Summary statements of profit or loss and other comprehensive income:

	Cosan Dez			Cosan Nove			Moove
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Net revenue	—	—	—	—	—	—	—	—	3,842,981
Income before taxes	1,556,754	1,396,633	63,578	(1,078,773)	1,005,640	194,522	394,309	207,982	485,729
Income tax and social contribution	(15,863)	(2,301)	—	(271)	(5,892)	—	—	—	11,665
Income for the year	1,540,891	1,394,332	63,578	(1,079,044)	999,748	194,522	394,309	207,982	497,394
Other comprehensive income (loss)	(122,246)	1,957	—	76,229	(54,731)	—	86,760	(262,473)	—
Total comprehensive results	1,418,645	1,396,289	63,578	(1,002,815)	945,017	194,522	481,069	(54,491)	497,394

Comprehensive income attributable to non-controlling shareholders	(34,229)	454	14,965	25,796	(14,728)	52,353	26,028	(78,742)	149,218
Dividends paid	1,667,187	372,772	—	—	571,261	—	900,000	—	150,000

	Rumo			Radar
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Net revenue	1,064,286	1,013,446	984,597	1,441,809	743,411	834,616
Income before taxes	(863,209)	769,233	633,164	1,936,036	2,820,202	1,556,155
Income tax and social contribution	(96,038)	(49,569)	(118,224)	(130,285)	(147,636)	(74,915)
Income for the year	(959,247)	719,664	514,940	1,805,751	2,672,566	1,481,240
Other comprehensive income	1,300	1,011	2,961	—	—	—
Total comprehensive results	(957,947)	720,675	517,901	1,805,751	2,672,566	1,481,240

Comprehensive income attributable to non-controlling shareholders	904	704	360,776	—	—	—
Dividends paid	170,817	122,231	35,733	917,530	530,576	948,967

Summary - Statement of Cash Flows:

	Cosan Dez			Cosan Nove			Moove
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Cash (generated (used in) in operating activities	35,059	(176)	3	3,390	14,941	2	(3,079)	(359)	292,204
Cash (generated (used in) in investing activities	2,366,296	757,196	—	63,262	555,408	(19,217)	896,369	(5,683)	(41,004)
Cash generated (used in) in financing activities	(2,770,208)	(372,772)	2,011	(65,000)	(571,261)	21,936	(900,000)	7,976	(197,994)
Reduction of cash and cash equivalents	(368,853)	384,248	2,014	1,652	(912)	2,721	(6,710)	1,934	53,206

Cash and cash equivalents at the beginning of the year	386,262	2,014	—	1,809	2,721	—	1,858	—	761,698
Effect of FX variation on the cash balance and cash equivalents	—	—	—	—	—	—	5,655	(76)	—
Cash and cash equivalents at the end of the year	17,409	386,262	2,014	3,461	1,809	2,721	803	1,858	814,904

	Rumo			Radar
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Cash (generated (used in) in operating activities	469,310	674,137	94,522	999,607	626,057	791,779
Cash (generated (used in) in investing activities	(487,467)	(175,273)	2,518,699	22,667	(30,681)	175,611
Cash generated (used in) in financing activities	(692,256)	445,843	(1,235,688)	(1,029,179)	(581,012)	(949,277)
Reduction of cash and cash equivalents	(710,413)	944,707	1,377,533	(6,905)	14,364	18,113

Cash and cash equivalents at the beginning of the year	3,114,042	2,169,335	791,802	39,946	25,582	7,469
Effect of FX variation on the cash balance and cash equivalents	—	—	—	—	—	—
Cash and cash equivalents at the end of the year	2,403,629	3,114,042	2,169,335	33,041	39,946	25,582

Schedule of summarized financial information of affiliates with significant influence

The following table summarizes the financial information of the associate.

Fair value	12/31/2024	12/31/2023
Current assets	83,476,000	71,488,000
Non-current assets held for sale	—	19,041,000
Non-current assets	601,493,249	559,608,737
Current liabilities	82,297,159	69,424,316
Liabilities related to assets held for sale	—	2,714,000
Non-current liabilities	247,509,879	234,756,474
Revenue	206,005,000	208,066,000
Profits and losses from continuing operations	27,848,043	40,554
Other comprehensive income	6,474,000	(2,467,000)
Total comprehensive income	34,322,043	38,087,000

Equity	338,900,211	326,980,947
Cosan’s share in equity	4.15%	4.90%
Equity interest of Cosan’s Investment	14,064,359	16,022,066

Equity method	12/31/2024	12/31/2023 (i)
Profit for the period	31,592,400	2,189,734
Cosan's share in equity	4.15%	4.90%
Cosan's share of year	1,311,085	107,297
Amortization of fair value adjustments	107,193	(11,222)
Other equity effects	106,050	—
Equity in earnings	1,524,327	96,075

(i)	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.

Schedule of investments in affiliates with significant influence
Vale S.A.
Quantity held by Cosan on December 31, 2024	177,342,515
Recoverable value	9,112,136
Book value	13,784,532
Provision for impairment loss	(4,672,396)